Puerto Rico Residents Tax-Free Fund V, Inc.	Schedule of Investments

October 31, 2025

Principal Amount/ Description		Rate	Maturity	Fair Value
Government Bonds (70.72%)
US Government and Agency Obligations (70.72%)
$ 250,000	Federal Farm Credit Banks Funding Corp.	6.180%	11/06/28	$268,371
375,000	Federal Home Loan Banks(a)	5.200%	09/28/37	373,440
15,360,000	Federal Home Loan Banks(h)	5.500%	07/15/36	16,896,855
1,000,000	Federal Home Loan Banks(a)	5.500%	10/07/44	995,148
2,500,000	Federal Home Loan Banks(a)	5.800%	12/05/44	2,499,755
2,600,000	Federal Home Loan Banks(a)	5.870%	04/10/45	2,613,456
1,000,000	Federal Home Loan Banks(a)	5.875%	10/21/44	1,000,145
2,442,000	Federal National Mortgage Association	6.625%	11/15/30	2,762,899

				27,410,069

Total Government Bonds
(Cost $27,220,749)				27,410,069

Mortgage-Backed Securities (1.34%)
Fannie Mae Bonds (0.31%)(b)
83,851	Federal National Mortgage Association Pool 849999	5.000%	01/01/36	85,918
18,705	Federal National Mortgage Association Pool 580540	6.000%	06/01/31	19,414
5,535	Federal National Mortgage Association Pool 627603	6.500%	11/01/31	5,723
8,183	Federal National Mortgage Association Pool 445330	7.000%	07/01/28	8,548

				119,603

Freddie Mac Bonds (0.13%)(c)
23,363	Federal Home Loan Mortgage Corp. Pool C59579	6.500%	10/01/31	24,615
24,350	Federal Home Loan Mortgage Corp. Pool C63329	6.500%	12/01/31	25,676
1,427	Federal Home Loan Mortgage Corp. Pool C18249	7.000%	11/01/28	1,492

				51,783

GNMA Bonds (0.41%)(d)
110,313	Government National Mortgage Association Pool 556254	6.500%	08/15/31	114,296
3,575	Government National Mortgage Association Pool 548495	7.000%	05/15/31	3,617
30,179	Government National Mortgage Association Pool 515366	7.500%	04/15/30	30,553
1,634	Government National Mortgage Association Pool 531461	8.000%	05/15/30	1,652
7,227	Government National Mortgage Association Pool 515442	8.000%	07/15/30	7,287

				157,405

Tax Exempt Notes (0.49%)(e)
10,491	Community Endowment, Inc - collateralized by FN 372183	7.000%	02/01/27	10,959
2,675	Community Endowment, Inc - collateralized by FN 362600	7.500%	10/01/26	2,677
6,139	Community Endowment, Inc - collateralized by FN 536042	8.000%	09/01/30	6,451
85,723	Community Endowment, Inc - collateralized by FN 536045	8.000%	10/01/30	89,065
1,125	Community Endowment, Inc - collateralized by FN 536024	8.500%	05/01/30	1,146
5,712	Community Endowment, Inc - collateralized by FN 536020	8.500%	05/01/30	5,841
7,312	Community Endowment, Inc - collateralized by GN 448307	7.000%	09/15/27	7,376
7,924	Community Endowment, Inc - collateralized by GN 470940	7.000%	06/15/28	8,051
7,411	Community Endowment, Inc - collateralized by GN 453529	7.500%	09/15/27	7,472
49,321	Community Endowment, Inc - collateralized by GN 445571	7.500%	09/15/27	49,995

				189,033

Total Mortgage-Backed Securities
(Cost $504,452)				517,824

Municipal Bonds (65.76%)
California (3.77%)
1,200,000	State of California, General Obligation Unlimited	7.625%	03/01/40	1,461,288

Puerto Rico (61.99%)
8,172,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Capital Appreciation Restructured Series A-1, Revenue Bonds(a),(f),(g)	0.000%	07/01/46	2,844,122
7,915,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Capital Appreciation Restructured Series A-1, Revenue Bonds(a),(f),(g)	0.000%	07/01/51	1,955,235
3,942,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(a),(g)	4.329%	07/01/40	3,821,748
767,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(a),(g)	4.500%	07/01/34	767,201
118,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(a),(g)	4.536%	07/01/53	106,886

See Notes to Financial Statements.
Quarterly | October 31, 2025	1

Puerto Rico Residents Tax-Free Fund V, Inc.	Schedule of Investments
October 31, 2025

Principal Amount/ Description		Rate	Maturity	Fair Value
Municipal Bonds (65.76%) (continued)
$ 390,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(a),(g)	4.550%	07/01/40	$386,800
2,847,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(a),(g)	4.750%	07/01/53	2,691,844
3,212,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(a),(g)	4.784%	07/01/58	3,020,553
8,684,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(a),(g)	5.000%	07/01/58	8,434,254

				24,028,643

Total Municipal Bonds
(Cost $25,537,184)				25,489,931

Total Investments (137.82%)
(Cost $53,262,385)				$53,417,824
Liabilities in Excess of Other Assets ((37.82%))				(14,658,223)

NET ASSETS (100.00%)				$38,759,601

(a)	Security may be called before its maturity date.
(b)

Puerto Rico Fannie Mae Taxable - Represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(c)

Puerto Rico Freddie Mac - Represents mortgage-backed obligations guaranteed by the Federal Home Loan Mortgage Corporation. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(d)

Puerto Rico GNMA - Represents mortgage-backed obligations guaranteed by the Government National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(e)

Community Endowment - These obligations are collateralized by mortgage-backed securities and the only source of repayment is the collateral. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(g)

Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the agency as specified in the applicable prospectus. These obligations are not an obligation of the Commonwealth of Puerto Rico.

(h)	A portion or all of the security has been pledged as collateral for reverse repurchase agreements.

Counter- party	Collateral Pledged	Interest Rate	Settlement Date	Maturity Date	Repurchase Amount	Principal Amount	Value
South Street	Federal Home Loan Banks
Securities LLC(a) 5.500% due 07/15/36		4.38%	10/16/2025	11/20/2025	$15,515,791	$15,450,000	$15,450,000
(a)	Collateral received or posted is limited to the net securities sold under reverse repurchase agreements liability amounts. See above for actual collateral received and posted.

See Notes to Financial Statements.
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